Investment Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments [Abstract]
Joint ventures	$ 187,843	$ 185,928
Nonmarketable securities	534	923
Marketable equity securities	23,801	20,290
Total	$ 212,178	$ 207,141